Taxes (Details) - Schedule of Tax Payable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Tax Payable [Abstract]
Value added tax payable	$ 27,736	$ 7,213
Income tax receivable	(307)
Other tax payable	36,691	30,706
Total tax payable	$ 64,120	$ 37,919